Fees and Expenses - InfraCap MLP ETF	Sep. 03, 2025
Prospectus [Line Items]
Expense Heading [Optional Text]	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). You may incur customary brokerage commissions, and may pay other fees to financial intermediaries, when buying or selling Shares of the Fund, which are not reflected in the table or example set forth below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment) None
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses [Table]

Management Fee(1)	0.95%
Income Tax Expenses (Includes Interest Expense and Accrued and Deferred Income Tax Expense/Benefit)(2)(3)	1.80%
Total Annual Fund Operating Expenses	2.75%

(1)	The management fee is structured as a “unified fee,” out of which the Fund’s sub-adviser pays all of the expenses of the Fund, except for the following expenses, each of which is paid by the Fund: the management fee paid to the Fund’s sub-adviser; payments under a 12b-1 plan (if any); brokerage expenses; taxes; interest; litigation expenses; and other non-routine and extraordinary expenses of the Fund.
(2)	The Fund is classified for federal income tax purposes as a taxable regular corporation or so-called Subchapter “C” corporation. As a “C” corporation, the Fund accrues deferred tax liability for its future tax liability associated with the capital appreciation of its investments and the distributions received by the Fund on equity securities of master limited partnerships considered to be a return of capital and for any net operating gains. The Fund’s accrued deferred tax liability, if any, is reflected each day in the Fund’s net asset value per share. The deferred income tax expense/(benefit) represents an estimate of the Fund’s potential tax expense/(benefit) if it were to recognize the unrealized gains/(losses) in the portfolio. An estimate of deferred income tax expense/(benefit) is dependent upon the Fund’s net investment income/(loss) and realized and unrealized gains/(losses) on investments and such expenses may vary greatly from year to year and from day to day depending on the nature of the Fund’s investments, the performance of those investments and general market conditions. Therefore, any estimate of deferred income tax expense/(benefit) cannot be reliably predicted from year to year. For the fiscal year ended October 31, 2024, the Fund had net operating loss of $9,273,391, accrued $6,841,841 in deferred income tax expense and accrued $2,519,587 in current income tax expense and franchise tax expense.
(3)	Income tax expense is based on estimated amounts for the current fiscal year.

Expense Example [Heading]	Example.
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]

1 Year	3 Years	5 Years	10 Years
$278	$853	$1,454	$3,080

Portfolio Turnover [Heading]	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in high taxes for the Fund. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended October 31, 2024, the Fund’s portfolio turnover rate was 59% of the average value of its portfolio.

Portfolio Turnover, Rate	59.00%